Distribution Date:	05/16/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C22

Revision to the Distribution Date Statement of May 2025
Reporting was revised to update the ARA amount on Loan # 300801214

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	9				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690FAH6	1.433000%	55,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690FAJ2	2.739000%	66,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690FAK9	3.040000%	84,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690FAL7	3.046000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690FAM5	3.306000%	318,826,000.00	92,119,879.85	7,439,477.41	253,790.27	0.00	0.00	7,693,267.68	84,680,402.44	78.68%	30.00%
A-S	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00	63.34%	24.50%
B	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00	47.30%	18.75%
C	61690FAS2	4.063106%	51,214,000.00	51,214,000.00	0.00	173,406.61	0.00	0.00	173,406.61	51,214,000.00	34.41%	14.13%
D	61690FAB9	4.063106%	62,287,000.00	62,287,000.00	0.00	199.57	0.00	0.00	199.57	62,287,000.00	18.72%	8.50%
E	61690FAC7	4.063106%	26,299,000.00	26,299,000.00	0.00	0.00	0.00	0.00	0.00	26,299,000.00	12.10%	6.13%
F	61690FAD5	4.063106%	13,841,000.00	13,841,000.00	0.00	0.00	0.00	0.00	0.00	13,841,000.00	8.61%	4.88%
G	61690FAE3	4.063106%	17,994,000.00	17,994,000.00	0.00	0.00	0.00	0.00	0.00	17,994,000.00	4.08%	3.25%
H	61690FAT0	4.063106%	35,989,016.00	16,208,990.03	0.00	0.00	0.00	186.00	0.00	16,208,804.03	0.00%	0.00%
V	61690FAF0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690FAG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,324,018.00	404,537,869.88	7,439,477.41	814,154.84	0.00	186.00	8,253,632.25	397,098,206.47

X-A	61690FAN3	0.655616%	836,029,000.00	153,022,879.85	0.00	83,603.60	0.00	0.00	83,603.60	145,583,402.44
X-B	61690FAA1	0.180106%	63,671,000.00	63,671,000.00	0.00	9,556.29	0.00	0.00	9,556.29	63,671,000.00
Notional SubTotal			899,700,000.00	216,693,879.85	0.00	93,159.89	0.00	0.00	93,159.89	209,254,402.44

Deal Distribution Total					7,439,477.41	907,314.73	0.00	186.00	8,346,792.14

(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the
	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690FAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690FAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690FAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690FAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690FAM5	288.93465354	23.33397342	0.79601497	0.00000000	0.00000000	0.00000000	0.00000000	24.12998839	265.60068012
A-S	61690FAP8	1,000.00000000	0.00000000	2.96749996	0.00000000	0.00000000	0.00000000	0.00000000	2.96749996	1,000.00000000
B	61690FAQ6	1,000.00000000	0.00000000	3.23583327	0.00000000	0.00000000	0.00000000	0.00000000	3.23583327	1,000.00000000
C	61690FAS2	1,000.00000000	0.00000000	3.38592201	0.00000000	0.00000000	0.00000000	0.00000000	3.38592201	1,000.00000000
D	61690FAB9	1,000.00000000	0.00000000	0.00320404	3.38271790	3.38271790	0.00000000	0.00000000	0.00320404	1,000.00000000
E	61690FAC7	1,000.00000000	0.00000000	0.00000000	3.38592190	6.38490475	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61690FAD5	1,000.00000000	0.00000000	0.00000000	3.38592226	75.72648942	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61690FAE3	1,000.00000000	0.00000000	0.00000000	3.38592197	115.40038013	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690FAT0	450.38714118	0.00000000	0.00000000	1.52497556	143.94204748	0.00000000	0.00516824	0.00000000	450.38197293
V	61690FAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690FAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690FAN3	183.03537300	0.00000000	0.10000084	0.00000000	0.00000000	0.00000000	0.00000000	0.10000084	174.13678526
X-B	61690FAA1	1,000.00000000	0.00000000	0.15008858	0.00000000	0.00000000	0.00000000	0.00000000	0.15008858	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	253,790.27	0.00	253,790.27	0.00	0.00	0.00	253,790.27	0.00
X-A	04/01/25 - 04/30/25	30	0.00	83,603.60	0.00	83,603.60	0.00	0.00	0.00	83,603.60	0.00
X-B	04/01/25 - 04/30/25	30	0.00	9,556.29	0.00	9,556.29	0.00	0.00	0.00	9,556.29	0.00
A-S	04/01/25 - 04/30/25	30	0.00	180,729.65	0.00	180,729.65	0.00	0.00	0.00	180,729.65	0.00
B	04/01/25 - 04/30/25	30	0.00	206,028.74	0.00	206,028.74	0.00	0.00	0.00	206,028.74	0.00
C	04/01/25 - 04/30/25	30	0.00	173,406.61	0.00	173,406.61	0.00	0.00	0.00	173,406.61	0.00
D	04/01/25 - 04/30/25	30	0.00	210,898.92	0.00	210,898.92	210,699.35	0.00	0.00	199.57	210,699.35
E	04/01/25 - 04/30/25	30	78,870.25	89,046.36	0.00	89,046.36	89,046.36	0.00	0.00	0.00	167,916.61
F	04/01/25 - 04/30/25	30	1,001,265.79	46,864.55	0.00	46,864.55	46,864.55	0.00	0.00	0.00	1,048,130.34
G	04/01/25 - 04/30/25	30	2,015,588.16	60,926.28	0.00	60,926.28	60,926.28	0.00	0.00	0.00	2,076,514.44
H	04/01/25 - 04/30/25	30	5,125,450.28	54,882.37	0.00	54,882.37	54,882.37	0.00	0.00	0.00	5,180,332.65
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			8,221,174.48	1,369,733.64	0.00	1,369,733.64	462,418.91	0.00	0.00	907,314.73	8,683,593.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65		0.00		0.00	180,729.65	60,903,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74		0.00		0.00	206,028.74	63,671,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	61690FAS2	4.063106%	51,214,000.00	51,214,000.00	0.00	173,406.61		0.00		0.00	173,406.61	51,214,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			175,788,000.03	175,788,000.00	0.00	560,165.00		0.00		0.00	560,165.00	175,788,000.00

Exchangeable Certificate Details
PST	61690FAR4	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61690FAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	8,346,792.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,376,070.82	Master Servicing Fee	3,606.94
Interest Reductions due to Nonrecoverability Determination	(165,951.32)	Certificate Administrator Fee	1,003.61
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	168.56
ARD Interest	0.00	Trust Advisor Fee	994.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,210,119.50	Total Fees	5,983.34

Principal		Expenses/Reimbursements
Scheduled Principal	7,439,663.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	48,821.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	186.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	248,000.00
Total Principal Collected	7,439,663.41	Total Expenses/Reimbursements	297,007.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	907,314.73
Excess Liquidation Proceeds	0.00	Principal Distribution	7,439,477.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,346,792.14
Total Funds Collected	8,649,782.91	Total Funds Distributed	8,649,782.93

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	404,537,869.88	404,537,869.88	Beginning Certificate Balance	404,537,869.88
(-) Scheduled Principal Collections	7,439,663.41	7,439,663.41	(-) Principal Distributions	7,439,477.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	186.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	186.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	397,098,206.47	397,098,206.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	407,486,957.44	407,486,957.44	Ending Certificate Balance	397,098,206.47
Ending Actual Collateral Balance	400,136,664.73	400,136,664.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,145,898.26	0.00	UC / (OC) Change	0.00
Current Period Advances	186.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,146,084.26	0.00	Net WAC Rate	4.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	5	24,349,533.34	6.13%	(1)	4.1670	1.569482	1.30 or less	5	153,746,104.35	38.72%	(17)	4.3535	0.523612
10,000,001 to 20,000,000	2	24,495,036.18	6.17%	(3)	4.4921	1.134474	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	52,698,933.44	13.27%	(4)	3.5853	3.875770	1.41 to 1.50	1	22,698,933.44	5.72%	(1)	4.1390	1.462400
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	5,757,418.56	1.45%	(1)	4.2000	1.597100
40,000,001 to 50,000,000	1	40,554,703.51	10.21%	(62)	4.7180	0.028900	1.61 to 1.70	1	1,907,722.25	0.48%	(2)	4.0910	1.661600
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	3	177,296,163.27	44.65%	(2)	3.9802	1.750912
70,000,001 to 80,000,000	2	155,000,000.00	39.03%	(1)	4.0733	1.149800	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,000 or greater	1	100,000,000.00	25.18%	(2)	3.9500	1.785000	1.91 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 4.10	1	5,691,864.60	1.43%	(2)	3.9000	3.618800
							4.11 or greater	1	30,000,000.00	7.55%	(6)	3.1663	5.701800
							Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	28,390,798.04	7.15%	(1)	4.0911	1.894721
							Lodging	3	128,823,688.42	32.44%	(21)	4.2923	1.111255
Illinois	2	113,268,984.91	28.52%	(2)	4.0226	1.700456
							Multi-Family	1	5,757,418.56	1.45%	(1)	4.2000	1.597100
Maryland	1	8,696,364.66	2.19%	(1)	4.3200	0.137800
							Office	4	55,614,280.53	14.01%	(4)	3.6708	3.713617
Missouri	1	5,757,418.56	1.45%	(1)	4.2000	1.597100
							Other	1	100,000,000.00	25.18%	(2)	3.9500	1.785000
New Jersey	1	11,226,051.27	2.83%	(2)	4.4000	1.218600
							Retail	4	106,902,818.96	26.92%	(1)	4.1334	0.849031
New York	2	155,000,000.00	39.03%	(1)	4.0733	1.149800
							Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
Pennsylvania	2	4,203,885.52	1.06%	(2)	4.1669	1.718623

Texas	1	40,554,703.51	10.21%	(62)	4.7180	0.028900

Washington, DC	1	30,000,000.00	7.55%	(6)	3.1663	5.701800

Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	30,000,000.00	7.55%	(6)	3.1663	5.701800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	2	105,691,864.60	26.62%	(2)	3.9473	1.883756	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	8	207,582,653.45	52.27%	(1)	4.1139	1.169233	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	53,823,688.42	13.55%	(47)	4.6815	0.283907	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
	Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838	Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	397,098,206.47	100.00%	(8)	4.0749	1.581838	Interest Only	4	285,000,000.00	71.77%	(2)	3.9346	1.851835
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	3	9,895,750.12	2.49%	(2)	4.0134	2.811572
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	6	102,202,456.35	25.74%	(26)	4.4722	0.709860
	Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	9	273,964,432.95	68.99%	(11)	4.1449	1.423167			No outstanding loans in this group
	13 to 24 months	3	111,907,722.25	28.18%	(2)	3.8710	2.006724
	25 to 36 months	1	11,226,051.27	2.83%	(2)	4.4000	1.218600
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	397,098,206.47	100.00%	(8)	4.0749	1.581838
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443417	98	Chicago	IL	Actual/360	3.950%	329,166.67	0.00	0.00	03/05/25	03/05/45	--	100,000,000.00	100,000,000.00	05/05/25
2	1442224	RT	Port Chester	NY	Actual/360	4.130%	275,333.33	0.00	0.00	N/A	04/01/25	--	80,000,000.00	80,000,000.00	04/01/25
3	453000246	LO	New York	NY	Actual/360	4.013%	250,806.45	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	05/01/25
5	300801214	LO	Houston	TX	Actual/360	4.718%	0.00	0.00	0.00	N/A	03/01/20	--	40,554,703.51	40,554,703.51	03/01/20
8	303591008	OF	Washington	DC	Actual/360	3.166%	79,158.33	0.00	0.00	N/A	11/04/24	--	30,000,000.00	30,000,000.00	04/04/25
11	300801234	RT	Port Hueneme	CA	Actual/360	4.139%	78,440.46	42,925.41	0.00	N/A	04/01/25	--	22,741,858.85	22,698,933.44	03/01/25
13	303591013	LO	Alsip	IL	Actual/360	4.570%	50,660.79	33,629.96	0.00	N/A	02/01/25	--	13,302,614.87	13,268,984.91	02/01/25
21	695100450	OF	Mount Laurel	NJ	Actual/360	4.400%	41,267.93	28,838.60	0.00	N/A	03/06/25	--	11,254,889.87	11,226,051.27	02/06/25
33	303591033	OF	Laurel	MD	Actual/360	4.320%	31,387.67	22,433.38	0.00	N/A	04/01/25	--	8,718,798.04	8,696,364.66	03/01/25
40	300801235	LO	Troy	MI	Actual/360	4.459%	27,003.95	7,267,266.28	0.00	N/A	04/01/25	--	7,267,266.28	0.00	05/01/25
47	1443508	OF	Palo Alto	CA	Actual/360	3.900%	18,574.00	23,212.48	0.00	N/A	03/01/25	--	5,715,077.08	5,691,864.60	04/01/25
50	303591050	MF	Independence	MO	Actual/360	4.200%	20,193.89	12,264.62	0.00	N/A	04/01/25	--	5,769,683.18	5,757,418.56	04/01/25
71	300801215	RT	Canonsburg	PA	Actual/360	4.230%	8,126.03	9,092.68	0.00	N/A	03/01/25	--	2,305,255.95	2,296,163.27	02/01/25
76	300801210	RT	Lansdale	PA	Actual/360	4.091%	0.00	0.00	0.00	N/A	03/01/25	--	1,907,722.25	1,907,722.25	05/01/24
Totals							1,210,119.50	7,439,663.41	0.00				404,537,869.88	397,098,206.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,971,142.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,739,160.03	0.00	--	--	--	0.00	0.00	274,666.66	274,666.66	0.00	0.00
3	17,051,205.80	14,664,140.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	81,587.00	0.00	--	--	05/12/25	37,397,762.26	2,671,658.97	(527.21)	3,088,670.51	1,204,411.63	0.00
8	16,860,812.00	12,640,831.00	01/01/23	09/30/23	02/11/25	0.00	0.00	78,595.83	78,595.83	0.00	0.00
11	2,246,973.52	0.00	--	--	--	0.00	0.00	121,070.23	199,420.63	0.00	0.00
13	1,451,161.36	0.00	--	--	--	0.00	0.00	83,840.68	186,673.50	0.00	0.00
21	1,124,836.88	0.00	--	--	--	0.00	0.00	69,960.22	153,942.81	0.00	0.00
33	156,905.23	0.00	--	--	--	0.00	0.00	53,707.71	138,813.68	0.00	0.00
40	652,931.78	637,112.59	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,365,386.00	472,107.60	01/01/25	03/31/25	--	0.00	0.00	41,738.85	41,738.85	0.00	0.00
50	0.00	165,391.52	01/01/25	03/31/25	--	0.00	0.00	32,410.43	32,410.43	0.00	0.00
71	375,343.54	0.00	--	--	--	0.00	0.00	17,188.74	33,747.35	0.00	0.00
76	0.00	0.00	--	--	10/11/24	795,982.34	16,332.25	(24.80)	124,181.98	88,025.03	186.00
Totals	57,077,445.14	28,579,582.71				38,193,744.60	2,687,991.22	772,627.33	4,352,862.23	1,292,436.66	186.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.074923%	3.890531%	(8)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.081905%	3.900548%	(7)
03/17/25	1	8,740,105.90	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	3	80,323,988.64	4.128093%	4.034987%	(5)
02/18/25	0	0.00	0	0.00	1	1,915,694.60	0	0.00	0	0.00	0		0.00	0	0.00	3	21,457,572.03	4.194929%	4.121182%	(2)
01/17/25	0	0.00	0	0.00	1	1,922,988.17	0	0.00	0	0.00	0		0.00	0	0.00	6	55,794,603.53	4.193982%	4.149200%	(1)
12/17/24	0	0.00	0	0.00	1	1,930,256.13	0	0.00	0	0.00	0		0.00	0	0.00	3	16,831,529.51	4.207255%	4.163835%	0
11/18/24	0	0.00	0	0.00	1	1,937,718.01	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.210942%	4.176577%	1
10/18/24	0	0.00	0	0.00	1	1,944,934.26	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.219402%	4.185338%	2
09/17/24	0	0.00	0	0.00	1	1,952,346.27	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.219543%	4.185492%	3
08/16/24	0	0.00	1	1,959,511.17	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.219672%	4.185635%	4
07/17/24	1	1,966,650.92	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	12,395,425.54	4.219800%	4.186327%	5
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.221034%	4.187813%	6
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	300801214	03/01/20	61	5	(527.21)	3,088,670.51	1,491,417.94	43,140,242.81	02/04/20	0
8	303591008	04/04/25	0	5	78,595.83	78,595.83	0.00	30,000,000.00	11/27/24	0
11	300801234	03/01/25	1	5	121,070.23	199,420.63	0.00	22,782,026.41
13	303591013	02/01/25	2	5	83,840.68	186,673.50	0.00	13,371,194.51	03/25/25	13
21	695100450	02/06/25	2	5	69,960.22	153,942.81	0.00	11,313,637.96	03/26/25	13
33	303591033	03/01/25	1	5	53,707.71	138,813.68	0.00	8,740,104.96	04/07/25	13
47	1443508	04/01/25	0	5	41,738.85	41,738.85	0.00	5,715,077.08
50	303591050	04/01/25	0	5	32,410.43	32,410.43	0.00	5,769,683.18
71	300801215	02/01/25	2	5	17,188.74	33,747.35	0.00	2,323,619.75	03/25/25	13
76	300801210	05/01/24	11	5	(24.80)	124,181.98	136,665.90	1,981,078.07	07/19/24	2
Totals					497,960.67	4,078,195.57	1,628,083.84	145,136,664.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		297,098,206	155,000,000	142,098,206		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		100,000,000	100,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	397,098,206	296,449,283	31,395,298	26,791,199	42,462,426	0
Apr-25	404,537,870	180,000,000	155,212,683	13,560,146	55,765,041	0
Mar-25	502,693,353	321,930,158	8,740,106	110,304,302	61,718,787	0
Feb-25	688,740,927	621,631,109	0	0	67,109,818	0
Jan-25	754,435,157	681,957,465	0	0	72,477,692	0
Dec-24	847,917,439	775,432,479	0	0	72,484,960	0
Nov-24	873,614,169	801,121,748	0	0	72,492,422	0
Oct-24	888,951,076	846,451,438	0	0	42,499,638	0
Sep-24	890,376,774	847,869,724	0	0	42,507,050	0
Aug-24	891,731,223	849,217,008	0	1,959,511	40,554,704	0
Jul-24	893,080,670	850,559,315	1,966,651	0	40,554,704	0
Jun-24	906,908,848	866,354,144	0	0	40,554,704	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	453000246	75,000,000.00	75,000,000.00	206,600,000.00	04/24/25	13,172,689.00	1.70500	03/31/25	03/01/25	I/O
5	300801214	40,554,703.51	43,140,242.81	19,400,000.00	09/09/24	81,587.00	0.02890	12/31/24	03/01/20	238
8	303591008	30,000,000.00	30,000,000.00	171,000,000.00	01/09/25	12,366,888.25	5.70180	09/30/23	11/04/24	I/O
13	303591013	13,268,984.91	13,371,194.51	28,100,000.00	12/01/14	1,075,539.96	1.06330	12/31/24	02/01/25	236
21	695100450	11,226,051.27	11,313,637.96	20,000,000.00	12/17/14	1,025,218.88	1.21860	12/31/22	03/06/25	237
33	303591033	8,696,364.66	8,740,104.96	16,400,000.00	01/22/15	89,062.23	0.13780	12/31/24	04/01/25	238
71	300801215	2,296,163.27	2,323,619.75	5,275,000.00	01/17/15	364,917.54	1.76600	12/31/24	03/01/25	177
76	300801210	1,907,722.25	1,981,078.07	1,453,400.00	07/31/24	280,508.47	1.66160	12/31/23	03/01/25	177
2	1442224	80,000,000.00	80,000,000.00	106,000,000.00	09/11/20	3,518,105.03	0.62930	12/31/23	04/01/25	I/O
Totals		262,949,989.87	265,869,878.06	574,228,400.00		31,974,516.36

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	1442224	RT	NY	04/07/25	8
	Special Servicer comments are not available for this cycle.

3	453000246	LO	NY	02/07/25	4
	05/02/25: Loan transferred to MLS Special Servicing due to Imminent Monetary Default (Balloon/Maturity Default). Loan matured 03/01/25 and is secured by a 34-story select service hospitality property (401 keys) located in Midtown Manhattan.
	Loan is com prised of three pari passu senior notes (Note A-1 - $40MM; Note A-2 - $75MM and Note A-3 - $40MM) in the aggregate original principal balance of $155MM and one subordinate B Note in the original principal balance of $20MM. In
	addition, there is a mezzani ne loan in the original principal balance of $25MM. Borrower has requested an extension due to its inability to obtain financing due to, among other things, a pending civil lawsuit. Negotiations pending.

5	300801214	LO	TX	02/04/20	0
	09/02/2022 - Loan transferred to Special Servicing 2/4/2020 due to imminent maturity default. Property was severely impacted by decline in travel due to COVID-19 and the various stay at home and social distancing orders. Forbearance
	agreement executed Apr il, 2020, expired July, 2020; Borrower and special servicer were unable to reach long-term modification agreement thereafter. Receiver was appointed 10/9/20, and took over management of the hotel at that time.
	Receiver has stabilized operationsand is work ing to increase market share within the comp set prior to disposition. In the recent STR, the subject's RevPAR index was 118.8%. All options for disposition are being considered.

8	303591008	OF	DC	11/27/24	0
	Special Servicer comments are not available for this cycle.

13	303591013	LO	IL	03/25/25	13
	Loan transferred to Special Servicer on 3/26/25 due to a Maturity Default. Loan matured on 2/1/25 and remained with the Master Servicer while Borrower attempted to refinance and pay the loan off. The Borrower was initially working with a
	Lender to refinan ce, however, the deal fell through and Borrower was ultimately unable to pay the Loan off. Borrower has submitted a proposal for a Loan Maturity extension that Lender is reviewing. Lender sent out a Notice of Default on
	3/27/25. Counsel is in the process of being retained and Lender will move forward with enforcement actions while having discussions with the Borrower. The collateral is a 193 key full service hotel that operates as a Doubletree by Hilton located
	in Chicago, Illinois. The hotel was built in 1972 and renovated in 2012/2013.

21	695100450	OF	NJ	03/26/25	13
	The loan was not paid in full at maturity date (3/6/25)

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	303591033	OF	MD	04/07/25	13
Loan transferred to Special Servicer on 4/8/25 due to a Maturity Default. Loan matured on 4/1/25 and was not paid off due to Borrower not being able to secure viable refinancing options. The Property is 41% occupied by a single tenant, ASRC
Federal Holdin g. The Borrower retained a third party advisor (The Henley Group) and is working on a proposal seeking a Loan Maturity extension. A notice of default was sent on 4/10/25. Counsel is in the process of being retained and Lender will move forward with enforc ement actions while having discussions with the Borrower.

71	300801215	RT	PA	03/25/25	13
The loan was not paid in full at maturity date (3/1/25). Notice of Default has been sent to the Borrower. Have not received any response from the Borrower. Per information from the MS, the Borrower has not been able to refi or sell the
property.Engagin g counsel to initiate enforcement actions.

76	300801210	RT	PA	07/19/24	2
The Loan transferred on 7/19/2024 for Delinquent Payments after Borrower failed to make the June Payment. The Loan triggered cash management on 10/15/2023 when Rite Aid filed Chapter 11 bankruptcy. Subject lease was rejected in bankruptcy court and Proper ty has been vacant since. Collateral is a single-tenant Rite Aid with 11,180 sf located in Lansdale, PA. Receiver is continuing to negotiate a lease with Chase Bank. New/Updated Phase I came back clean. Sherriff
Sale concluded today and there were no bids . Counsel is working with the Sherriff on the deed to the SPE.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1442224	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/20	09/13/21
4	303591004	60,582,480.91	4.89000%	60,582,480.91	4.89000%	10	05/01/20	05/01/20	06/11/20
4	303591004	0.00	4.89000%	0.00	4.89000%	10	06/11/20	05/01/20	05/01/20
15	300801238	13,352,175.06	4.46400%	13,352,175.06	4.46400%	10	07/31/20	08/06/20	09/11/20
15	300801238	0.00	4.46400%	0.00	4.46400%	10	09/11/20	08/06/20	07/31/20
19	303591019	12,365,226.00	4.72000%	12,365,226.00	4.72000%	10	07/26/20	07/01/20	09/11/20
19	303591019	0.00	4.72000%	0.00	4.72000%	10	09/11/20	07/01/20	07/26/20
Totals		86,299,881.97		86,299,881.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	303591018 10/19/20	12,958,652.17	18,950,000.00	13,416,871.79	448,049.22	13,416,871.79	12,968,822.57	109.02	0.00	0.00	109.02	0.00%
23	303591024 06/15/18	13,049,755.97	4,100,000.00	4,188,425.12	2,442,840.21	4,188,425.12	1,745,584.91	11,304,171.06	0.00	530,307.42	10,773,863.64	81.15%
45	303591045 10/19/20	7,413,476.83	4,400,000.00	3,974,267.08	2,394,367.72	3,974,267.08	1,579,899.36	5,833,577.47	0.00	(15,182.50)	5,848,759.97	68.80%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,421,884.97	27,450,000.00	21,579,563.99	5,285,257.15	21,579,563.99	16,294,306.84	17,137,857.55	0.00	515,124.92	16,622,732.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	303591018	10/19/20	0.00	0.00	109.02	0.00	0.00	109.02	0.00	0.00	109.02
23	303591024	11/19/18	0.00	0.00	10,773,863.64	0.00	0.00	(95,596.60)	0.00	0.00	10,785,259.14
		10/17/18	0.00	0.00	10,880,855.74	0.00	0.00	11,395.50	0.00	0.00
		09/17/18	0.00	0.00	10,869,460.24	0.00	0.00	(6,710.82)	0.00	0.00
		08/17/18	0.00	0.00	10,876,171.06	0.00	0.00	(428,000.00)	0.00	0.00
		06/15/18	0.00	0.00	11,304,171.06	0.00	0.00	11,304,171.06	0.00	0.00
45	303591045	05/17/21	0.00	0.00	5,848,759.97	0.00	0.00	3,162.50	0.00	0.00	5,848,759.97
		01/15/21	0.00	0.00	5,845,597.47	0.00	0.00	12,020.00	0.00	0.00
		10/19/20	0.00	0.00	5,833,577.47	0.00	0.00	5,833,577.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,622,732.63	0.00	0.00	16,634,128.13	0.00	0.00	16,634,128.13

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	11,111.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	15,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	8,448.90	0.00	0.00	0.00	0.00	159,447.58	0.00	0.00	0.00	0.00
8	0.00	0.00	6,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	2,771.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,344.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,392.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	480.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	397.44	0.00	0.00	0.00	0.00	6,503.74	0.00	0.00	0.00	0.00
Total	0.00	0.00	48,821.45	0.00	0.00	0.00	0.00	165,951.32	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		214,772.77

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28